TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Aircraft and engine maintenance	$ 191,524	$ 74,874
Accrued personnel expenses	104,504	86,743
Accounts payable to personnel	275,358	183,153
Others accrued liabilities	37,146	26,988
Total accrued liabilities	$ 608,532	$ 371,758